SUBSEQUENT EVENTS - Acquisition of Cambridge Energy Resources (Details) - Cambridge Energy Resources Ltd - Subsequent events ₨ in Millions, $ in Millions	May 15, 2025 USD ($) item	May 15, 2025 INR (₨) item
SUBSEQUENT EVENTS
Purchase price	$ 1.4	₨ 120
Capacity of non-fossil fuel energy	500	500